Supplemental Financial Statements Information (Tables) - Rigetti Computing, Inc [Member]	11 Months Ended
Dec. 31, 2021
Summary Of Property, Plant and Equipment
Property and equipment as of December 31, 2021 and January 31, 2021 are composed of the following:

	December 31,	January 31,
	2021	2021
Quantum computing fridges	$17,189,904	$14,251,579
Process equipment	16,169,598	12,747,756
Leasehold improvements	4,296,620	4,077,646
IT hardware	2,427,681	1,999,082
Furniture and other assets	1,246,068	1,246,067

Total property and equipment	$41,329,871	$34,322,130
Less: Accumulated depreciation and amortization	(18,832,387)	(14,181,258)

Property and equipment - net	$22,497,484	$20,140,872

Schedule of Accounts Payable and Accrued Liabilities
Accrued Expenses and Other Current Liabilities

	December 31,	January 31,
	2021	2021
Interest - notes payable	$247,500	$—
Other current liability - forward warrant agreement	230,000	—
Payroll and other payroll costs	962,399	739,893
Property and other taxes	570,852	451,545
Subscription Fee	555,832	—
Professional fees and other	820,699	411,861
Deferred offering costs	648,333	—

	$4,035,615	$1,603,299